Borrowings - Deferred Financing Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Deferred finance costs weighted average amortization period	6 years
Other Long-term Assets [Member]
Debt Instrument [Line Items]
Deferred finance costs, non-current, net	$ 132	$ 177